CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (1,389,724)	$ 162,229	$ 132,687
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	10,821	96,131	118,564
(Reversal) provision for doubtful accounts, net	52,645	(44,085)	29,128
Deferred tax expense (benefits)	40,722	58,716	(102,129)
Changes of deferred issuance costs		222,361
Amortization of operating lease right of use assets	42,150	38,655
Changes in operating assets and liabilities:
Accounts receivable	(3,032,651)	1,081,496	(1,213,888)
Inventories	(60,039)		159,460
Advance to vendors	(40,605)	(975,477)	(17,128)
Receivable from sales of shares	1,900,000
Prepayments and other current assets	415,785	(417,062)	(7,709)
Accounts payable	1,643,599	174,802	107,335
Advance from customers	227,532	(114,405)	(77,848)
Accrued expenses and other liabilities	50,671	(50,868)	146,269
Due to a related party			122,385
Taxes payable	45,598	198,038	31,425
Operating lease liabilities	(42,150)	(38,655)
Net cash (used in) provided by operating activities	(135,655)	391,876	(571,449)
Cash flows from financing activities:
Deferred issuance costs paid	(33,845)	(92,533)	(170,791)
Capital contribution from a noncontrolling shareholder	2,985
Proceeds from a related party for temporally loan	42,147	73,073
Repayment to related parties	(420)	(1,418)
Proceeds from bank loans			177,642
Repayment of bank loans		(132,035)	(132,429)
Net cash provided by financing activities	10,867	(152,913)	(125,578)
Effect of exchange rates changes on cash	15,467	(16,067)	(43,205)
Net (decrease) increase in cash	(109,321)	222,896	(740,232)
Cash and restricted cash, beginning of the period	524,601	301,705	1,041,937
Cash and restricted cash, end of the period	415,280	524,601	301,705
Supplemental cash flow disclosures:
Cash paid for income tax	289	578	1,621
Cash paid for interest		$ 5,781	$ 9,683
Non cash investing and financing activities:
Settlement of receivable from sales of shares in the way of payment to a supplier	$ 1,900,000